CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other income - net (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Gains (losses) on dispositions of other assets - net		$ 70.4	$ (0.8)
Foreign exchange gains (losses) - net		0.6	(4.3)
Net non-hedge derivative gains (losses)		(1.4)	1.2
Other - net		0.2	9.5
Other income - net		$ 72.6	$ 3.2
Maverix
Details
Gains (losses) on dispositions of other assets - net	$ 72.7